Deferred and current taxation (Tables)	12 Months Ended
Mar. 31, 2022
Deferred and current taxation
Summary of components of the deferred and current taxation

	At March 31,
	2022	2021	2020
	€M	€M	€M
Current tax assets
Corporation tax assets	—	—	44.5
Total current tax assets	—	—	44.5

Current tax liabilities
Corporation tax liabilities	47.7	48.1	—
Total current tax liabilities	47.7	48.1	—

Deferred tax assets
Tax losses and temporary differences on property, plant and equipment	(42.3)	(14.0)	(53.6)
Total deferred tax assets	(42.3)	(14.0)	(53.6)

Deferred tax liabilities
Temporary differences on property, plant and equipment, derivatives and pensions	266.5	272.4	353.5
Total deferred tax liabilities	266.5	272.4	353.5

Total tax liabilities (net)	271.9	306.5	255.4

Schedule of reconciliation of current and deferred tax liabilities (assets)

	At March 31,
	2022	2021	2020
	€M	€M	€M
Reconciliation of current tax
Liability/(asset) at beginning of year	48.1	(44.5)	31.6
Corporation tax (credit)/charge in year	(9.9)	5.5	44.4
Tax received/(paid)	9.5	87.1	(120.5)
Liability/(asset) at end of year	47.7	48.1	(44.5)

	At March 31,
	2022	2021	2020
	€M	€M	€M
Reconciliation of deferred tax
Net liability at beginning of year	258.4	299.9	417.4
Temporary differences on derivatives hedging instruments	145.0	57.6	(94.7)
Temporary differences on property, plant and equipment, net operating losses and other non-derivative items	(179.2)	(99.1)	(22.8)
Net liability at end of year	224.2	258.4	299.9

Summary of components of income tax expense

The components of the tax expense in the income statement were as follows:

	Year ended
	March 31,
	2022	2021	2020
	€M	€M	€M
Corporation tax (credit)/charge	(9.8)	5.5	44.4
Deferred tax credit relating temporary differences on property, plant and equipment, net operating losses and other non-derivative items	(179.2)	(99.1)	(22.8)
	(189.0)	(93.6)	21.6

Summary of reconciliation of the statutory rate of Irish corporation tax

The following table reconciles the statutory rate of Irish corporation tax to the Company’s effective corporation tax rate:

	Year ended
	March 31,
	2022		2021		2020
	%		%		%
Statutory rate of Irish corporation tax on (loss)/profits	(12.5)		(12.5)		12.5
Non-Irish profits and losses subject to other tax rates	(21.3)		(0.7)		(9.3)
Valuation adjustments on deferred tax assets	(11.1)	*	4.8	**	—
Other movements	1.0		—		—
Total effective rate of taxation on (loss)/profits	(43.9)		(8.4)		3.2

* In the wake of the Covid-19 pandemic and in light of improved trading conditions, the Company determined that it is probable that sufficient near-term taxable profits will be available against which deductible temporary differences related to property, plant and equipment held by subsidiary companies can be utilized. On foot of this determination, the Group has recognized a deferred tax asset in respect of these deductible temporary differences.

** The Company has not recognized a deferred tax asset in respect of historic losses in LaudaMotion.

Schedule of deferred taxes

The deferred tax movement per each type of temporary difference is detailed below:

	Year ended March 31,
	2022	2021	2020
	€M	€M	€M

Property, plant and equipment	(149.7)	(21.9)	(14.4)
IFRS 15 transition adjustment	7.1	7.1	7.1
Right of use assets & lease liabilities	—	0.6	(1.1)
Net operating losses	(40.5)	(85.0)	(10.4)
Other	3.9	0.1	(4.0)
Deferred tax credit	(179.2)	(99.1)	(22.8)

Deferred tax applicable to items charged or credited to other comprehensive income were as follows:

	At March 31,
	2022	2021	2020
	€M	€M	€M
Effective portion of changes in fair value of cash-flow hedges	117.7	124.5	(9.4)
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	2.7	0.2	—
Net hedge ineffectiveness and discontinuation transferred to profit or loss	—	(24.4)	(53.5)
Net other changes in fair value of cash-flow hedges transferred to profit or loss	24.1	(42.7)	(31.8)
Total tax charge in other comprehensive income	144.5	57.6	(94.7)

The principal components of net deferred tax at each year-end were:

	At March 31,
	2022	2021	2020
	€M	€M	€M
Arising on designated hedging instruments	149.8	4.8	(52.8)
Property, plant and equipment	261.7	411.3	433.2
Net operating losses	(180.2)	(139.6)	(54.6)
IFRS 15 transition adjustment	(7.1)	(14.2)	(21.3)
Right of use assets and lease liabilities	—	—	(0.6)
Other	—	(3.9)	(4.0)
Total	224.2	258.4	299.9